3. Related Party (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2015	May. 31, 2014	Nov. 30, 2014	Nov. 30, 2013
Professional fees	$ 115,098	$ 59,675	$ 218,626	$ 116,747	$ 296,454	$ 97,533
Share based compensation expense			616,315	$ 1,002,082	1,627,078	$ 0
Clear Financial
Professional fees			$ 30,000
Stock issued for services, shares			500,000
Stock issued for services, value			$ 400,000
Share based compensation expense			33,333		$ 366,667
Ireland
Stock issued for services, shares	1,000,000
Share based compensation expense	$ 212,499		$ 424,999